Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Disclosure of inventory

		Currency remeasurement	Currency remeasurement
	2021	2020	January 1, 2020
Manufactured products	$448	$270	$263
Logs and other raw materials	403	189	173
Processing materials and supplies	210	119	125
	$1,061	$578	$561